Events after the reporting period	9 Months Ended
Sep. 30, 2018
Events after the reporting period
Events after the reporting period

Note 12. Events after the reporting period

In order to increase the focus on customers, SEK has made organizational changes. Jens Hedar, Head of Large Corporates, and Andreas Ericson, Head of Mid Corporates, have been appointed new members of SEK’s Management team.It also means that a managerial level is removed. Head of Lending, Jane Lundgren Ericsson, leaves the company. The changes entered into force on October 15, 2018.